Note 22 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Quarterly Financial Information [Table Text Block]
	(in thousands, except share data)
		Net		Net Income
	Interest	Interest	Net	Per Share
	Income	Income	Income	Basic	Diluted
2021
First quarter	$9,490	$8,655	$4,117	$1.26	$1.24
Second quarter	$9,249	$8,436	$2,655	$0.81	$0.80
Third quarter	$10,648	$9,903	$4,092	$1.24	$1.22
Fourth quarter	$9,417	$8,741	$2,717	$0.83	$0.81

2020
First quarter	$9,232	$7,124	$1,088	$0.33	$0.32
Second quarter	$10,079	$8,587	$5,668	$1.73	$1.71
Third quarter	$10,100	$8,398	$5,250	$1.61	$1.60
Fourth quarter	$10,619	$8,933	$1,749	$0.54	$0.53